SCHEDULE OF MATURITIES LEASE (Details) - Jun. 30, 2025	USD ($)	HKD ($)
Right-of-use Assets And Lease Liabilities
2026		$ 2,066,724
2027		2,066,724
2028		2,066,724
Total undiscounted lease payments		6,200,172
Less: imputed interest		(339,115)
Total lease liabilities	$ 751,417	$ 5,861,057